Land, Building and Equipment - Carrying Value of Finance Lease Property (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of finance lease and operating lease by lessor [abstract]
Balance at beginning of year	$ 363	$ 379
Depreciation	(24)	(23)
Foreign currency adjustments		7
Balance at end of year	$ 339	$ 363